Prepayment for acquisition (Tables)	12 Months Ended
Dec. 31, 2025
Prepayment for acquisition
Schedule of prepayments for acquisition

	As of	As of	As of
	December 31,	December 31,	December 31,
	2024	2025	2025
	RMB	RMB	US$
Prepayment for acquisition	32,000,000	—	—